SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
As of December 31, 2025, the Company considers that it has a single operating segment, Air Transport. This segment corresponds to the route network for air transport and is based on the way in which the business is managed, according to the centralized nature of its operations, the ability to open and close routes, as well as reassignment (airplanes, crew, personnel, etc.) within the network, which implies a functional interrelation between all of them, making them inseparable. This segment definition is one of the most common in the worldwide airline industry.

The Company’s revenues by geographic area are as follows:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Peru	1,285,674	1,127,532	988,908
Argentina	317,246	239,369	244,413
U.S.A.	1,446,087	1,324,008	1,044,822
Europe	1,100,178	957,042	800,897
Colombia	741,889	669,206	662,263
Brazil	6,098,633	5,512,471	5,006,377
Ecuador	390,575	364,960	332,801
Chile	2,121,331	1,927,847	1,898,150
Asia Pacific and rest of Latin America	763,443	710,608	661,910
Income from ordinary activities	14,265,056	12,833,043	11,640,541
Other operating income	229,934	200,669	148,641

The Company allocates revenues by geographic area based on the point of sale of the passenger ticket or cargo. Assets are composed primarily of aircraft and aeronautical equipment, which are used throughout the different countries, so it is not possible to assign a geographic area.
The Company has no customers that individually represent more than 10% of sales.